Earnings Per Share - Summary of Components Comprising Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 25,633	$ 23,863	$ 20,777
Denominator - Weighted average number of common shares outstanding													10,279,332	10,165,477	10,062,783
Basic earnings per common share (in dollars per share)	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 0.61	$ 0.53	$ 0.51	$ 0.41	$ 2.49	$ 2.35	$ 2.06
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 25,633	$ 23,863	$ 20,777
Denominator - Weighted average number of common shares outstanding													10,279,332	10,165,477	10,062,783
Dilutive effect of stock options (in shares)													4,996	4,703	5,857
Weighted average number of shares outstanding-diluted													10,284,328	10,170,180	10,068,640
Diluted earnings per common share (in dollars per share)	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 0.59	$ 0.60	$ 0.61	$ 0.55	$ 0.61	$ 0.53	$ 0.51	$ 0.41	$ 2.49	$ 2.35	$ 2.06